Statement of Cash Flows - Summary of Significant Noncash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Non Cash Transactions Abstract [Abstract]
Write-offs of loans	₩ 1,086,296	₩ 1,283,071	₩ 1,188,584
Changes in financial investments due to debt-for-equity swap	327	13,820	104,815
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income	507,175	496,159	35,490
Changes in accumulated other comprehensive income from valuation of investments in associates	165	(6,978)	7,695
Reclassification to assets of a disposal group held for sale	₩ 171,749	₩ 0	₩ 0